CONSOLIDATED STATEMENT OF FINANCIAL POSITION € in Millions, $ in Millions	Dec. 31, 2018 USD ($)
Non-current assets
Intangible assets	$ 3,601
Property, plant and equipment	3,388
Derivative financial instruments	11
Deferred tax assets	254
Other non-current assets	24
Total non-current assets	7,278
Current assets
Inventories	1,284
Trade and other receivables	1,053
Contract asset	160
Derivative financial instruments	9
Cash and cash equivalents	565
Total current assets	3,071
TOTAL ASSETS	10,349
Equity attributable to owners of the parent
Other reserves	82
Retained earnings	(3,206)
Total equity attributable to owners of the parent	(3,124)
Non-controlling interests	(116)
TOTAL EQUITY	(3,240)
Non-current liabilities
Borrowings	9,487
Employee benefit obligations	957
Derivative financial instruments	107
Deferred tax liabilities	543
Provisions	38
Total non-current liabilities	11,132
Current liabilities
Borrowings	118
Interest payable	115
Derivative financial instruments	38
Trade and other payables	1,984
Income tax payable	114
Provisions	88
Total current liabilities	2,457
TOTAL LIABILITIES	13,589
TOTAL EQUITY and LIABILITIES	$ 10,349